Employee Benefits (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFITS [Abstract]
Employee benefits charged to statements of operations and comprehensive income	113.8	120.1	108.8